INTANGIBLE ASSETS (Tables) - Micromidas, Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Intangible Assets	Intangible assets, net consisted of the following:

	March 31, 2021	December 31, 2020
Patents	$435,096	$429,977
Less accumulated amortization	(185,437)	(172,305)

	$249,659	$257,672

Intangible assets consisted of the following at December 31:

	2020	2019
Patents	$429,977	$420,893
Less accumulated amortization	(172,305)	(125,788)

	$257,672	$295,105

Schedule of Estimated Future Intangible Assets Amortization Expense	The Company’s estimated future intangible assets amortization expense is as follows:

Years Ending December 31,
2021	$42,954
2022	42,954
2023	42,954
2024	42,954
2025	42,954
Thereafter	42,902

$257,672